Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2019
Entity Registrant Name	NEUBERGER BERMAN INCOME FUNDS
Entity Central Index Key	0000723620
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 15, 2020
Document Effective Date	Jan. 15, 2020
Prospectus Date	Feb. 28, 2019